LORD ABBETT GLOBAL FUND, INC.

Lord Abbett Emerging Markets Bond Fund

Supplement dated May 6, 2021 to the

Summary Prospectus dated May 1, 2021

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 13 of the summary prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2018
Mila Skulkina, Portfolio Manager	2020

Please retain this document for your future reference.